Other non financial assets	12 Months Ended
Mar. 31, 2023
Other Non Financial Assets
Other non financial assets

24 Other non financial assets

	March 31,
	2022	2023
Restricted asset	216,231	195,491
Total	216,231	195,491
Non-current	216,231	195,491
Total	216,231	195,491

Restricted asset include INR 194,409 (March 31, 2022: 189,267) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India, INR 1,081 (March 31, 2022: 1,081) in respect of refund claim application with the service tax authorities, INR NIL (March 31, 2022: INR 25,000) that was paid as pre-deposit in relation to an investigation initiated by Directorate General of Central Excise Intelligence (DGCEI) for certain service tax matters in India and INR Nil (March 31, 2022: 883) in respect of amount paid under protest to Goods and Services Tax (GST) department. The service tax & Income Tax amount has been paid under protest and the Group believes that it is not probable the demand will materialize.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)